Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended
	Feb. 28, 2023	Jan. 31, 2023	Mar. 20, 2023
Subsequent Events (Details) [Line Items]
Principal amount		$ 829
At-The-Market Equity Program [Member]
Subsequent Events (Details) [Line Items]
Company issued common shares (in Shares)			14,185,000
Gross proceeds			$ 14,611
Average price per share (in Dollars per share)			$ 1.03
Company received net proceeds			$ 14,122
Paying commissions amount			490
BlockFi Loan [Member]
Subsequent Events (Details) [Line Items]
Loan agreement amount	$ 20,328
Loan payment	7,750
Extinguishment of long-term debt	12,578
BlockFi Lease [Member]
Subsequent Events (Details) [Line Items]
Extinguishment of long-term debt	261
Lease liability agreement amount	379
Lease liability payment	$ 118
Disposition of Miners [Member]
Subsequent Events (Details) [Line Items]
Miners for proceeds			1,740
Loss on disposition			$ 556